Stockholders' Equity (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended
	Dec. 31, 2010	Oct. 02, 2010
Stockholders' Equity
Receivable cash consideration per share of NBTY common stock under converted rights (in dollars per share)		$ 55.00
Percentage of issued and outstanding common stock of NBTY owned by the entity		100.00%
Additional capital contribution made by the entity	$ 400